FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DEC 31,2011
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		JANUARY 26, 2011
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	40 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1216495.274 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====



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
                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
AT&T Inc             COM 	00206R102 268.869     8,900    SH Sole None Sole
Cia Buenaventura     ADR        204448104 924.639     24,142   SH Sole None None
Cia Buenaventura     ADR        204448104 4,546.516   118,708  SH Sole None Sole
DR Horton Inc        COM 	23331A109 1,482.810   117,590  SH Sole None None
DR Horton Inc        COM 	23331A109 76,697.135  6,082,247SH Sole None Sole
Embraer SA           ADR        29082A107 7,929.079   314,646  SH Sole None None
Embraer SA           ADR        29082A107 19,374.768  768,840  SH Sole None Sole
Guess? Inc           COM 	401617105 157.834     5,300    SH Sole None Sole
Hewlett-Packard Co   COM 	428236103 37,644.816  1,460,800SH Sole None None
Hewlett-Packard Co   COM 	428236103 133,820.286 5,192,871SH Sole None Sole
HJ Heinz Co          COM 	423074103 199.874     3,700    SH Sole None Sole
Infosys Ltd          ADR        456788108 6,708.922   130,600  SH Sole None None
Johnson & Johnson    COM 	478160104 44,000.438  671,250  SH Sole None None
Johnson & Johnson    COM 	478160104 163,351.387 2,492,012SH Sole None Sole
Lexmark Int. Inc     COM 	529771107 231.560     7,000    SH Sole None Sole
Microsoft Corp       COM 	594918104 46,702.040  1,799,000SH Sole None None
Microsoft Corp       COM 	594918104 179,011.152 6,895,653SH Sole None Sole
Natuzzi SpA          ADR        63905A101 96.348      43,400   SH Sole None Sole
Newfield Expl. Co    COM 	651290108 260.268     6,900    SH Sole None Sole
PepsiCo Inc/NC       COM 	713448108 258.726     3,900    SH Sole None Sole
Petroleo Brasileiro  ADR        71654V101 7,581.585   322,758  SH Sole None None
Petroleo Brasileiro  ADR        71654V101 18,640.255  793,540  SH Sole None Sole
Pfizer Inc           COM 	717081103 38,510.544  1,779,600SH Sole None None
Pfizer Inc           COM 	717081103 153,131.976 7,076,339SH Sole None Sole
Procter & Gamble     COM 	742718109 213.632     3,200    SH Sole None Sole
PulteGroup Inc       COM 	745867101 488.880     77,600   SH Sole None None
PulteGroup Inc       COM 	745867101 28,945.407  4,594,509SH Sole None Sole
Sino-Forest Corp     COM 	82934H101 368.415     268,916  SH Sole None None
Sino-Forest Corp     COM 	82934H101 1,163.414   849,207  SH Sole None Sole
SK Telecom Co Ltd    ADR        78440P108 6,373.928   467,983  SH Sole None None
SK Telecom Co Ltd    ADR        78440P108 15,545.133  1,141,346SH Sole None Sole
Telekomunikasi Ind.  ADR        715684106 1,889.188   61,437   SH Sole None None
Telekomunikasi Ind.  ADR        715684106 11,097.675  360,900  SH Sole None Sole
Ternium SA           ADR        880890108 2,776.295   151,132  SH Sole None None
Ternium SA           ADR        880890108 8,123.434   442,212  SH Sole None Sole
Time Warner Inc      COM 	887317303 37,799.206  1,046,200SH Sole None None
Time Warner Inc      COM 	887317303 152,147.224 4,211,105SH Sole None Sole
Toll Brothers Inc    COM 	889478103 240.720     11,800   SH Sole None Sole
Turkcell Hizmetleri  ADR        900111204 1,589.587   135,284  SH Sole None None
Turkcell Hizmetleri  ADR        900111204 6,201.309   527,771  SH Sole None Sole